Commitments and Contingent Liabilities - Schedule of Maturities of Lease Liabilities (Details) (10-K) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 02, 2019
Total lease payments		$ 1,200
Operating Lease Liability [Member]
2020	$ 388
2021	389
2022	360
Total lease payments	1,137
Less imputed interest	(122)
Total	$ 1,015